Average Annual Total Returns{- Fidelity Freedom Index 2045 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2045 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1908 Past 1 year	F1908 Past 5 years	F1908 Past 10 years
Total	15.95%	13.74%	11.42%	15.32%	12.47%	10.53%	9.71%	10.67%	9.20%	28.71%	18.47%	16.55%	16.18%	13.89%	12.28%